Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 25, 2013	Jun. 29, 2012
Entity Information [Line Items]
Entity Registrant Name	COCA COLA CO
Entity Central Index Key	0000021344
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		4,456,717,996
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 167,103,981,811